Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 5,906	$ 5,501
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4,658	4,244
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	172	179
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	198	200
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	5,028	4,623
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	409	412
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	226	228
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	635	640
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	244	240
Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	(1)	(2)
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2,419	2,373
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,977	1,924
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	41	54
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	25	27
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2,043	2,005
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	213	213
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	59	60
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	272	273
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	104	95
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,321	1,238
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,075	991
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	11	10
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	60	65
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,146	1,066
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	105	104
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	37	39
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	142	143
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	33	29
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	844	794
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	705	658
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	26	26
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	82	74
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	813	758
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	17	18
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1	2
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	18	20
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	16
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	630	370
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	419	158
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	3	3
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	9	9
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	431	170
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	29	30
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	111	111
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	140	141
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	59	59
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	693	728
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	482	513
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	91	86
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	22	25
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	595	624
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	45	47
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	18	16
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	63	63
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 35	$ 41